Concentration of Credit Risk - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration of credit risk	12.90%	12.20%
Three Customers [Member]
Concentration Risk [Line Items]
Accounts Receivable	$ 58.3	$ 55.7
February 13, 2014 [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration of credit risk	94.60%
February 13, 2014 [Member] | Three Customers [Member]
Concentration Risk [Line Items]
Accounts Receivable	$ 55.1